UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
________

FORM N-CSRS
________

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act File Number 811-22263

Exchange Traded Concepts Trust
(Exact name of registrant as specified in charter)
________

2545 S. Kelly Avenue
Suite C
Edmond, OK 73013
 (Address of principal executive offices) (Zip code)

Exchange Traded Concepts Trust
2545 South Kelly Avenue
Suite C
Edmond, Oklahoma 73013
(Name and address of agent for service)

Copy to:
Christopher Menconi
Morgan Lewis & Bockius LLP
2020 K Street NW
Washington, DC 20006

Registrant’s telephone number, including area code: (405) 778‐8377

Date of fiscal year end: August 31, 2015

Date of reporting period: February 28, 2015

Item 1.    Reports to Stockholders.

EXCHANGE TRADED CONCEPTS TRUST EMQQ The Emerging Markets Internet & Ecommerce ETF

Semi-Annual Report

February 28, 2015

EMQQ
The Emerging Markets Internet & Ecommerce ETF
Table of Contents

Schedule of Investments	2
Statement of Assets and Liabilities	4
Statement of Operations	5
Statement of Changes in Net Assets	6
Financial Highlights	7
Notes to the Financial Statements	8
Approval of Advisory Agreements	16
Disclosure of Fund Expenses	21
Supplemental Information	22

The Fund will file its complete schedule of Fund holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund’s Forms N-Q will be available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the trading sub-adviser, Penserra Capital Management LLC, uses to determine how to vote proxies relating to Fund securities, as well as information relating to how the Fund voted proxies relating to Fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-855-888-9892; and (ii) on the Commission’s website at http://www.sec.gov.

EMQQ
The Emerging Markets Internet & Ecommerce ETF
Schedule of Investments

February 28, 2015 (Unaudited)

Description	Shares	Fair Value
COMMON STOCK — 98.6%
Argentina — 4.6%
Information Technology — 4.6%
MercadoLibre	2,779	$363,966
Total Argentina		363,966

Brazil — 0.9%
Consumer Discretionary — 0.9%
B2W Cia Digital*	10,275	72,049
Total Brazil		72,049

China — 64.2%
Consumer Discretionary — 18.6%
500.com ADR, Cl A*	1,611	14,870
Ctrip.com International ADR*	3,872	175,673
E-Commerce China Dangdang ADR, Cl A*	4,731	43,667
JD.com ADR*	22,617	625,812
Jumei International Holding ADR*	7,299	99,631
LightInTheBox Holding ADR*	4,772	26,628
Qunar Cayman Islands ADR*	1,091	29,664
Vipshop Holdings ADR*	19,468	475,993
		1,491,938
Industrials — 1.8%
51job ADR*	3,996	141,858

Information Technology — 43.8%
21Vianet Group ADR*	1,659	28,701
58.com ADR*	1,575	65,646
Alibaba Group Holding ADR*	6,307	536,852

Description	Shares	Fair Value
Autohome ADR*	2,738	$104,564
Baidu ADR*	2,339	476,571
Bitauto Holdings ADR*	2,255	143,080
HC International*	36,709	25,939
Leju Holdings ADR*	13,679	129,950
NetEase ADR	1,259	125,950
Phoenix New Media ADR*	3,534	25,939
Qihoo 360 Technology ADR*	2,884	131,885
Renren ADR*	10,024	25,762
Shanda Games ADR*	19,173	107,369
SINA*	6,734	249,966
Sohu.com*	3,130	164,701
SouFun Holdings ADR	16,884	115,487
Tencent Holdings	40,594	711,335
Weibo ADR*	7,650	102,051
Xunlei ADR*	6,061	41,215
Youku Tudou ADR*	6,777	111,075
YY ADR*	1,512	79,667
		3,503,705
Total China		5,137,501

Cyprus — 0.2%
Information Technology — 0.2%
QIWI ADR	679	15,997
Total Cyprus		15,997

India — 0.6%
Consumer Discretionary — 0.6%
Makemytrip*	2,168	51,013
Total India		51,013

Netherlands — 3.3%
Information Technology — 3.3%
Yandex, Cl A*	15,895	261,473
Total Netherlands		261,473

Russia — 2.6%
Information Technology — 2.6%
Mail.ru Group GDR*	11,138	211,510
Total Russia		211,510

South Africa — 8.7%
Consumer Discretionary — 8.7%
Naspers, Cl N	4,730	695,009
Total South Africa		695,009

The accompanying notes are an integral part of the financial statements.

EMQQ
The Emerging Markets Internet & Ecommerce ETF
Schedule of Investments

February 28, 2015 (Unaudited) (Concluded)

Description	Shares	Fair Value
South Korea — 12.5%
Consumer Discretionary — 0.3%
Interpark	2,882	$26,390

Information Technology — 12.2%
Daum Kakao*	2,560	310,451
NAVER	705	424,587
NCSoft	1,295	210,612
Wemade Entertainment*	729	27,266
		972,916
Total South Korea		999,306

Taiwan — 1.0%
Information Technology — 1.0%
PChome Online	6,572	77,847
Total Taiwan		77,847

Total Common Stock
(Cost $8,333,414)		7,885,671

Total Investments — 98.6%
(Cost $8,333,414)		$7,885,671

Percentages are based on Net Assets of $7,996,115.

*	Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

As of February 28, 2015, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended February 28, 2015, there have been no transfers between Level 1, Level 2 or Level 3 investments. It is the Fund’s policy to recognize transfers into and out of Level 1, Level 2 and Level 3 at the end of the reporting period.

For the period ended February 28, 2015, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

EMQQ
The Emerging Markets Internet & Ecommerce ETF
Statement of Assets and Liabilities

February 28, 2015 (Unaudited)

Assets:
Investments at Cost	$8,333,414
Foreign Currency at Cost	2,391
Investments at Fair Value	$7,885,671
Cash	109,430
Foreign Currency at Value	2,385
Dividends Receivable	3,668
Total Assets	8,001,154

Liabilities:
Payable Due to Investment Adviser	5,039
Total Liabilities	5,039

Net Assets	$7,996,115

Net Assets Consist of:
Paid-in Capital	$8,481,215
Accumulated Net Investment Loss	(9,609)
Accumulated Net Realized Loss on Investments and Foreign Currency Transactions	(27,742)
Net Unrealized Depreciation on Investments	(447,743)
Net Unrealized Depreciation on Foreign Currency Translations	(6)
Net Assets	$7,996,115

Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	350,000
Net Asset Value, Offering and Redemption Price Per Share	$22.85

The accompanying notes are an integral part of the financial statements.

EMQQ
The Emerging Markets Internet & Ecommerce ETF(1)
Statement of Operations

For the period ended February 28, 2015 (Unaudited)

Investment Income:
Dividend Income	$5,070
Less: Foreign Taxes Withheld	(1,503)
Total Investment Income	3,567

Expenses:
Advisory Fees	13,176
Total Expenses	13,176

Net Investment Loss	(9,609)

Net Realized and Unrealized Loss on Investments:
Net Realized Loss on Investments	(27,440)
Net Realized Loss on Foreign Currency Transactions	(302)
Net Unrealized Depreciation on Investments	(447,743)
Net Unrealized Depreciation on Foreign Currency Translations	(6)
Net Realized and Unrealized Loss on Investments	(475,491)

Net Decrease in Net Assets Resulting from Operations	$(485,100)

(1)	The Fund commenced operations on November 12, 2014.

The accompanying notes are an integral part of the financial statements.

EMQQ
The Emerging Markets Internet & Ecommerce ETF(1)
Statement of Changes in Net Assets

Period ended February 28, 2015 (Unaudited)
Operations:
Net Investment Loss	$(9,609)
Net Realized Loss on Investments and Foreign Currency Transactions	(27,742)
Net Unrealized Depreciation on Investments and Foreign Currency Translations	(447,749)
Net Decrease in Net Assets Resulting from Operations	(485,100)

Capital Share Transactions:
Issued In-Kind	8,481,215
Increase in Net Assets from Capital Share Transactions	8,481,215

Total Increase in Net Assets	7,996,115

Net Assets:
Beginning of Period	—
End of Period (Includes Accumulated Net Investment Loss of $(9,609))	$7,996,115

Share Transactions:
Issued In-Kind	350,000
Net Increase in Shares Outstanding from Share Transactions	350,000

(1)	The Fund commenced operations on November 12, 2014.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

EMQQ
The Emerging Markets Internet & Ecommerce ETF
Financial Highlights

Selected Per Share Data & Ratios
For the period ended February 28, 2015
 For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period	Net Investment Loss*	Net Realized and Unrealized Loss on Investments	Total from Operations	Net Asset Value, End of Period	Total Return(1)	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover (1),(2)
Emerging Markets Internet & Ecommerce ETF
2015(3)	$26.00	$(0.04)	$(3.11)	$(3.15)	$22.85	(12.12)%	$7,996	0.86	%(4)	(0.63	)%(4)	4%

*	Per share data calculated using average shares method.

(1)	Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of Fund shares.

(2)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.

(3)	Commenced operations November 12, 2014.

(4)	Annualized

The accompanying notes are an integral part of the financial statements.

EMQQ
The Emerging Markets Internet & Ecommerce ETF
 Notes to the Financial Statements

February 28, 2015 (Unaudited)

1. ORGANIZATION

Exchange Traded Concepts Trust (the “Trust”), is a Delaware statutory trust formed on July 17, 2009. The Trust is registered with the Securities and Exchange Commission (the “Commission”) under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company with seven investment portfolios. The financial statements herein are those of EMQQ The Emerging Markets Internet & Ecommerce ETF (the “Fund”). The Fund seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of EMQQ The Emerging Markets Internet & Ecommerce ETF Index (the “Index”). The Fund is classified as a “non-diversified” fund under the 1940 Act. Exchange Traded Concepts, LLC (the “Adviser”), an Oklahoma limited liability company, serves as the investment adviser for the Fund and is subject to the supervision of the Board of Trustees (the “Board”). The Adviser is responsible for managing the investment activities of the Fund, the Fund’s business affairs and other administrative matters. Penserra Capital Management, LLC (the “Sub-Adviser”) serves as the sub-adviser to the Fund. The Fund commenced operations on November 12, 2014.

Shares of the Fund are listed and traded on the NYSE, Arca Inc. (“NYSE Arca”). Market prices for the Shares may be different from their net asset value (“NAV”). The Fund will issue and redeem Shares on a continuous basis at NAV only in large blocks of Shares, typically 50,000 Shares, called “Creation Units”. Creation Units will be issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares will trade in a secondary market at market prices that change throughout the day in amounts less than a Creation Unit.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Significant Accounting Policies followed by the Fund.

Use of Estimates and Indemnifications — The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

In the normal course of business, the Trust, on behalf of the Fund, enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements cannot be known; however, the Fund expects any risk of loss to be remote.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent quoted bid. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the fair value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates fair value. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker.

EMQQ
The Emerging Markets Internet & Ecommerce ETF
 Notes to the Financial Statements

February 28, 2015 (Unaudited)  (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Board. The Fund’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, the Fund may fair value its securities if an event that may materially affect the value of the Fund’s securities that traded outside of the United States (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates its net asset value. A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If the Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it may request that a Committee meeting be called. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

•	Level 2 – Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

•	Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The valuation techniques used by the Fund to measure fair value during the period ended February 28, 2015 maximized the use of observable inputs and minimized the use of unobservable inputs.

For the period November 12, 2014 (commencement of operations) through February 28, 2015, there have been no significant changes to the Fund’s fair valuation methodologies.

Federal Income Taxes — It is the Fund’s intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statement of Operations. As of February 28, 2015, the Fund did not have any interest or penalties associated with the underpayment of any income taxes. All tax years since inception remain open and subject to examination by tax jurisdictions. The Fund has reviewed all major jurisdictions and concluded that there is no impact on the Fund’s net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on its tax returns.

EMQQ
The Emerging Markets Internet & Ecommerce ETF
 Notes to the Financial Statements

February 28, 2015 (Unaudited)  (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (concluded)

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Foreign Currency Translation — The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid.

Dividends and Distributions to Shareholders — The Fund pays out dividends from its net investment income and distributes its net capital gains, if any, to investors at least annually. All distributions are recorded on the ex-dividend date.

Organizational Expenses — All organizational and offering expenses of the Fund were borne by the Adviser and will not be subject to future recoupment. As a result, organizational and offering expenses are not reflected in the Statement of Assets and Liabilities or Statement of Operations.

Creation Units — The Fund issues and redeems shares (“Shares”) at Net Asset Value (“NAV”) and only in large blocks of Shares (each block of Shares for a Fund is called a “Creation Unit” or multiples thereof). Purchasers of Creation Units (“Authorized Participants”) at NAV must pay a standard creation transaction fee of $750 per transaction. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption transaction fee of $750 per transaction to the custodian on the date of such redemption, regardless of the number of Creation Units redeemed that day.

Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an Authorized Participant Agreement with the Fund’s distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from the Fund.

Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

If a Creation Unit is purchased or redeemed for cash, a higher transaction fee will be charged. The following table discloses the Creation Unit breakdown based on the NAV as of February 28, 2015:

	Creation Unit Shares	Creation Transaction Fee	Value	Redemption Transaction Fee
EMQQ The Emerging Markets Internet & Ecommerce ETF	50,000	$750	$1,142,500	$750

EMQQ
The Emerging Markets Internet & Ecommerce ETF
 Notes to the Financial Statements

February 28, 2015 (Unaudited)  (Continued)

3. AGREEMENTS

Investment Advisory Agreement

The Adviser serves as the investment adviser to the Fund. The Sub-Adviser serves as sub-adviser to the Fund.

The Adviser has retained the Sub-Adviser to be responsible for trading portfolio securities on behalf of the Fund, including selecting broker-dealers to execute purchase and sale transactions as instructed by the Adviser or in connection with any rebalancing or reconstitution of the Index, subject to the supervision of the Adviser and the Board of Trustees.

For the services it provides to the Fund, the Fund pays the Adviser a fee, which is calculated daily and paid monthly, at an annual rate of 0.86% on the average daily net assets of the Fund. Under an interim investment advisory agreement, the Adviser has agreed to pay all expenses incurred by the Fund except for the advisory fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (the “Excluded Expenses”).

Sub-Advisory Agreements

Penserra Capital Management, LLC or the Sub-Adviser, is a New York limited liability company, located at 140 Broadway, 26th Floor, New York, New York 10005. The Sub-Adviser is responsible for trading portfolio securities on behalf of the Fund, including selecting broker-dealers to execute purchase and sale transactions as instructed by the Adviser or in connection with any rebalancing or reconstitution of the Index, subject to the supervision of the Adviser and the Board. Under an interim sub-advisory agreement, the Adviser pays the Sub-Adviser a fee calculated daily and paid monthly, at an annual rate of 0.05% on the average daily net assets of the Fund, subject to a $25,000 minimum fee.

More Information About the Interim Advisory and Sub-Advisory Agreements

On January 15, 2015, the Adviser underwent a change in control as a result of a change in control of its direct controlling shareholder, Yorkville ETF Holdings LLC (the “Transaction”). Under the Investment Company Act of 1940, the Transaction resulted in the assignment and the automatic termination of the investment advisory agreement between the Trust, on behalf of the Fund, and the Adviser (the “Prior Advisory Agreement”). Further, the Fund’s sub-advisory agreement between the Adviser and the Sub-Adviser (the “Prior Sub-Advisory Agreement” and, together with the Prior Advisory Agreement, the “Prior Agreements”), automatically terminated as a result of the termination of the Prior Advisory Agreement. In anticipation of the Transaction, at a special meeting of the Board of Trustees (the “Board”) of the Trust held on December 19, 2014, the Board approved an interim investment advisory agreement between the Trust, on behalf of the Fund, and the Adviser(the “Interim Advisory Agreement”). At the meeting, the Board also approved an interim sub-advisory agreement between the Adviser, on behalf of the Fund, and the Sub-Adviser (the “Interim Sub-Advisory Agreement” and, together with the Interim Advisory Agreement, the “Interim Agreements”). The Interim Agreements became effective upon the closing of the Transaction on January 15, 2015 and will remain in effect for no longer than 150 days from that date. With the exception of the differences discussed below, the terms of the Interim Agreements, including the advisory fees payable under the Interim Agreements, are identical to the terms of the Prior Agreements. The Interim Agreements differ from the Prior Agreements in the following key respects: (a) the term of each Interim Agreement is 150 days or until a new agreement is approved by shareholders, whichever is shorter; (b) they are terminable by the Trust or shareholders on 10 days’ notice; and (c) with respect to the Interim Advisory Agreement, investment advisory fees earned under that agreement are paid into an escrow account, pending shareholder approval of a new advisory agreement with the Adviser. Most recently, at a special meeting of the Board held on January 22, 2015, the Board approved a new investment advisory agreement between the Trust, on behalf of the Fund, and the Adviser (the “New Advisory Agreement”). At the meeting, the Board also approved, with respect to the Fund, a new sub-advisory agreement between the Adviser and the Sub-Adviser (the “New Sub-Advisory Agreement” and, together with the New Advisory Agreement, the “New Agreements”). Before the New Agreements can take effect, shareholders of record must vote to approve the New Agreements. Shareholders will be asked to approve the New Agreements at a Special Meeting of Shareholders scheduled for May 12, 2015. See Note 8 for additional information.

EMQQ
The Emerging Markets Internet & Ecommerce ETF
 Notes to the Financial Statements

February 28, 2015 (Unaudited)  (Continued)

3. AGREEMENTS (concluded)

Distribution Agreement

SEI Investments Distribution Co. (the “Distributor”) serves as the Fund’s underwriter and distributor of Shares pursuant to a Distribution Agreement. Under the Distribution Agreement, the Distributor, as agent, receives orders to purchase shares in Creation Units and transmits such orders to the Fund’s custodian and transfer agent. The Distributor has no obligation to sell any specific quantity of Fund shares. The Distributor bears the following costs and expenses relating to the distribution of shares: (i) the expenses of maintaining its registration or qualification as a dealer or broker under federal or state laws; (ii) filing fees; and (iii) all other expenses incurred in connection with the distribution services, that are not reimbursed by the Adviser, as contemplated in the Distribution Agreement. The Distributor does not maintain any secondary market in Fund Shares.

The Fund has adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, the Fund is authorized to pay an amount up to 0.25% of its average net assets each year for certain distribution-related activities. For the period ended February 28, 2015, no fees were charged by the Distributor under the Plan and the Plan will only be implemented with approval of the Board.

Administrator, Custodian and Transfer Agent

SEI Investments Global Funds Services (the “Administrator”) serves as the Fund’s Administrator pursuant to an Administration Agreement. Brown Brothers Harriman & Co. (the “Custodian” and “Transfer Agent”) serves as the Fund’s Custodian and Transfer Agent pursuant to a Custodian Agreement and Transfer Agency Services Agreement. The Adviser of the Fund pays these fees.

Certain officers of the Trust are also employees of the Administrator or its affiliates. They receive no fees for serving as officers of the Trust.

4. INVESTMENT TRANSACTIONS

For the period ended February 28, 2015, the purchases and sales of investments in securities, excluding in-kind transactions, long-term U.S. Government and short-term securities were:

	Purchases	Sales and Maturities
EMQQ The Emerging Markets Internet & Ecommerce ETF(1)	$1,507,834	$225,968

(1)	Commenced operations on November 12, 2014.

There were no purchases or sales of long-term U.S. Government securities by the Fund.

For the period ended February 28, 2015, in-kind transactions associated with creations and redemptions were:

	Purchases	Sales	Realized Gain (Loss)
EMQQ The Emerging Markets Internet & Ecommerce ETF(1)	$7,078,988	$—	$—

(1)	Commenced operations on November 12, 2014.

EMQQ
The Emerging Markets Internet & Ecommerce ETF
 Notes to the Financial Statements

February 28, 2015 (Unaudited)  (Continued)

5. TAX INFORMATION

The estimated characterization of the distributions paid will be either an ordinary income or return of capital distribution. This estimate is based on the Fund’s operating results during the period. It is anticipated that a significant portion of its distributions will be comprised of return of capital as a result of the tax character of cash distributions made by the Fund’s investments. The actual characterization of the distributions made during the period will not be determined until after the end of the fiscal year. The Fund will inform shareholders of the final tax character of the distributions on IRS Form 1099-DIV in February 2015. As of February 28, 2015, there were no distributions by the Fund.

The distributions are determined in accordance with federal income tax regulations and are recorded on the ex-dividend date. They may differ from U.S. GAAP. These ‘‘book/tax’’ differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

For Federal income tax purposes, the cost of securities owned at February 28, 2015, and the net realized gains or losses on securities sold for the period, were different from amounts reported for financial reporting purposes primarily due to wash sales, which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Fund at February 28, 2015, were as follows:

Exchange Traded Concepts	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Depreciation
EMQQ The Emerging Markets Internet & Ecommerce ETF	$8,333,414	$232,375	$(680,118)	$(447,743)

6. RISKS OF INVESTING IN THE FUND

As with all exchange traded funds (“ETFs”), a shareholder of the Fund is subject to the risk that his or her investment could lose money. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s net asset value (“NAV”), trading price, yield, total return and ability to meet its investment objective. A more complete description of principal risks is included in the prospectus under the heading “Principal Risks”.

The Fund will normally invest at least 80% of its total assets in securities of the Index or in depositary receipts representing securities of the Index. The Index is designed to measure the performance of an investable universe of publicly-traded, emerging market internet and ecommerce companies.

Emerging Markets Securities Risk

Emerging markets are subject to greater market volatility, lower trading volume, political and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets. An investment in securities of foreign companies may be in the form of depositary receipts or other securities convertible into securities of foreign issuers.

Geographic Investment Risk

To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.

EMQQ
The Emerging Markets Internet & Ecommerce ETF
 Notes to the Financial Statements

February 28, 2015 (Unaudited)  (Continued)

6. RISKS OF INVESTING IN THE FUND (concluded)

Investing in China Risk. As of the date of this report, a significant portion of the Index consists of securities of Chinese issuers. Consequently, the Fund’s performance is expected to be closely tied to social, political, and economic conditions within China and to be more volatile than the performance of more geographically diversified funds. The government of China maintains strict currency controls in order to achieve economic, trade and political objectives and regularly intervenes in the currency market. The Chinese government also plays a major role in the country’s economic policies regarding foreign investments. Foreign investors are subject to the risk of loss from expropriation or nationalization of their investment assets and property, governmental restrictions on foreign investments and the repatriation of capital invested. In addition, the rapid growth rate of the Chinese economy over the past several years may not continue, and the trend toward economic liberalization and disparities in wealth may result in social disorder, including violence and labor unrest. These and other factors could have a negative impact on the Fund’s performance and increase the volatility of an investment in the Fund.

Internet Companies Risk

The Fund invests in the securities of Internet Companies, including internet services companies and internet retailers. Internet Companies are subject to rapid changes in technology, worldwide competition, rapid obsolescence of products and services, loss of patent protections, cyclical market patterns, evolving industry standards, frequent new product introductions and the considerable risk of owning small capitalization companies that have recently begun operations.

Technology Sector Risk

The Fund is subject to the risk that market or economic factors impacting technology companies and companies that rely heavily on technology advances could have a major effect on the value of the Fund’s investments. The value of stocks of technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, the loss of patent, copyright and trademark protections, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Information technology companies may also be smaller and less experienced companies, with limited product lines, markets or financial resources and fewer experienced management or marketing personnel. Information technology company stocks, especially those which are Internet related, have experienced extreme price and volume fluctuations that are often unrelated to their operating performance.

7. OTHER

At February 28, 2015, the records of the Trust reflected that 100% of the Fund’s total Shares outstanding were held by one Authorized Participant, in the form of Creation Units. However, the individual shares comprising such Creation Units are listed and traded on the NYSE Arca and have been purchased and sold by persons other than Authorized Participants.

EMQQ
The Emerging Markets Internet & Ecommerce ETF
Notes to the Financial Statements

February 28, 2015 (Unaudited) (Concluded)

8. SUBSEQUENT EVENTS

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued.

A joint special meeting of the shareholders of each series of the Trust, including the Fund, and Exchange Traded Concepts Trust II will be held on May 12, 2015. At the meeting, shareholders of record of the Fund at the close of business on March 27, 2015 (the “Record Date”) will be asked to consider and vote on the following proposals relating to the Fund:

(1) the approval of a new investment advisory agreement between the Trust, on behalf of the Fund, and the Adviser;

(2) the approval of a new sub-advisory agreement between the Adviser and Penserra Capital Management LLC; and

(3) the election of Timothy J. Jacoby as a Trustee of the Trust.

Shareholders of the Fund will experience no increase in fees as a result of the proposals being approved. Shareholders of record as of the Record Date will receive proxy materials describing the details of the proposals in advance of the meeting.

EMQQ
The Emerging Markets Internet & Ecommerce ETF
Approval of Advisory Agreements

February 28, 2015 (Unaudited)

During the period covered by this report, the Board of Trustees (the “Board”) of Exchange Traded Concepts Trust (the “Trust”) considered and approved the following agreements (collectively, the “Agreements”):

•	an Advisory Agreement between Exchange Traded Concepts, LLC (the “Adviser”) and the Trust, on behalf of EMQQ The Emerging Markets Internet & Ecommerce ETF(the “Fund”) (the “Old Advisory Agreement”);

•	a Sub-Advisory Agreement between the Adviser and Penserra Capital Management, LLC (the “Sub-Adviser”) on behalf of the Fund (the “Old Sub-Advisory Agreement” and, together with the Old Advisory Agreement, the “Old Agreements”);

•	an Interim Advisory Agreement between the Adviser and the Trust, on behalf of the Fund (the “Interim Advisory Agreement”);

•	an Interim Sub-Advisory Agreement between the Adviser and the Sub-Adviser on behalf of the Fund (the “Interim Sub-Advisory Agreement” and, together with the Interim Advisory Agreement, the “Interim Agreements”);

•	a new Advisory Agreement between the Adviser and the Trust, on behalf of the Fund (the “New Advisory Agreement”); and

•	a new Sub-Advisory Agreement between the Adviser and the Sub-Adviser on behalf of the Fund (the “New Sub-Advisory Agreement” and, together with the New Advisory Agreement, the “New Agreements”).

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Agreements must be approved: (i) by the vote of the Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with its consideration of such approvals, the Board must request and evaluate, and the Adviser and Sub-Adviser are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Agreements. In addition, rules under the 1940 Act require an investment company to disclose in its shareholder reports the material factors and the conclusions with respect thereto that formed the basis for the board’s approval of an investment advisory agreement

Consideration of the Old Agreements

Consistent with the foregoing responsibilities, at an in-person meeting held on November 11, 2014 (the “November 11 Meeting”), the Board considered the approval of the Old Agreements. Prior to and at the November 11 Meeting, the Board, including the Independent Trustees, reviewed written materials from the Adviser and the Sub-Adviser regarding, among other things: (i) the nature, extent and quality of the services to be provided to the Fund by the Adviser and the Sub-Adviser; and (ii) the fees to be paid to the Adviser and the Sub-Adviser, as discussed in further detail below.

In connection with the November 11 Meeting, representatives from the Adviser and the Sub-Adviser, along with other service providers of the Fund, presented additional oral and written information to help the Board evaluate the Adviser and the Sub-Adviser’s fees and other aspects of the Old Agreements. Among other things, representatives from the Adviser discussed services it proposed to provide to the Fund and its investment personnel. A representative from the Sub-Adviser also discussed the services to be provided by the Sub-Adviser, which would be responsible for executing purchase and sale transactions for the Fund. The Adviser’s representatives also discussed the rationale for launching the Fund, the Fund’s fees and fee structures of comparable investment companies. The Board then discussed the written materials that it received before the November 11 Meeting, including a memorandum from legal counsel to the Trust on the responsibilities of the Trustees in considering the approval of investment advisory agreements under the 1940 Act, considered the Adviser and Sub-Adviser’s oral presentations and any other information that the Board received at the November 11 Meeting, and deliberated on the approval of the Old Agreements in light of this information. Throughout the process, the Trustees were afforded the opportunity to ask questions of and request additional materials from the Adviser and the Sub-Adviser.

EMQQ
The Emerging Markets Internet & Ecommerce ETF
Approval of Advisory Agreements

February 28, 2015 (Unaudited) (Continued)

In considering whether to approve the Old Agreements, the Board, including the Independent Trustees, did not identify any single factor or piece of information as determinative or controlling. Individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. Matters considered by the Trustees, including the Independent Trustees, in connection with their approval of the Old Agreements included the factors listed below.

Nature, Extent and Quality of Services

In considering the nature, extent and quality of the services to be provided by the Adviser and the Sub-Adviser to the Fund, the Board reviewed the portfolio management services to be provided by the Adviser and the Sub-Adviser. Among other things, the Board considered the quality of the Adviser and the Sub-Adviser’s portfolio management personnel. The Board noted that it had previously reviewed the Adviser’s registration form (“Form ADV”) as well as responses of the Adviser to a detailed series of questions, which included among other things, a description of the Adviser’s business, information about the Adviser’s personnel and operations and a discussion about the advisory services the Adviser provides to the Trust. The Board further noted that, as reported by the Adviser’s representatives, there were no material changes in the information about the Adviser since the Board was last presented with such information, other than as presented at the November 11 Meeting. The Board also noted that it had received and reviewed in advance of the November 11 Meeting the Sub-Adviser’s Form ADV as well as responses of the Sub-Adviser to a detailed series of questions, which included among other things, information about the background and experience of the portfolio manager primarily responsible for the day-to-day management of the Fund. The Board acknowledged that the Sub-Adviser had not served as an investment adviser to a registered investment company but took into account the Sub-Adviser’s experience in trading securities for institutional clients as part of its transition management services.

The Board also considered other services to be provided to the Fund by the Adviser and the Sub-Adviser, such as monitoring adherence to the Fund’s investment restrictions, monitoring compliance with various Fund policies and procedures and with applicable securities regulations, and the Adviser’s role in coordinating the activities of the Trust’s other service providers. The Board noted the responsibilities that the Sub-Adviser has as the Fund’s investment sub-adviser, including: responsibility for the general management of the day-to-day investment and reinvestment of the assets of the Fund; selecting broker-dealers for executing portfolio transactions; determining the daily baskets of deposit securities and cash components; executing portfolio securities trades for purchases and redemptions of Fund shares conducted on a cash-in-lieu basis; oversight of general portfolio compliance with relevant law; responsibility for daily monitoring of tracking error and quarterly reporting to the Board; and implementation of Board directives as they relate to the Fund. The Board also considered the Adviser’s experience working with exchange-traded funds and acknowledged its familiarity with the types of services provided by the Adviser because it currently provides services to existing funds in the Trust. The Board also was informed of and considered the Sub-Adviser’s capabilities for trading securities in emerging markets. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to the Fund by the Adviser and the Sub-Adviser.

Cost of Services and Economies of Scale

The Board reviewed the expense ratio and the advisory fees payable to the Adviser and the Sub-Adviser, considered fees paid by comparable funds, and concluded that the advisory fees were reasonable and each represents a charge within the range of what would have been negotiated at arm’s length in light of all the surrounding circumstances. The Board took into consideration that the advisory fee was a “unified fee,” meaning that the Fund would pay no expenses other than the advisory fee and certain other costs such as interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, extraordinary expenses and, to the extent it is implemented, fees paid by the Fund under the distribution plan. The Board noted that the Adviser would be responsible for compensating the Trust’s other service providers, including the Sub-Adviser, and paying the Fund’s other expenses out of its own fee and resources. In considering the fees payable to the Adviser and Sub-Adviser, the Board took into account that the Fund would be purchasing, holding and selling securities issued by foreign and emerging market companies, many of which would be small-capitalization companies, and the complexities associated with trading, from time to time, in such securities. Because the Fund is new and had not commenced operations, it was not possible to determine the profitability that the Adviser might achieve with respect to the

EMQQ
The Emerging Markets Internet & Ecommerce ETF
Approval of Advisory Agreements

February 28, 2015 (Unaudited) (Continued)

Fund or the extent to which economies of scale would be realized by the Adviser and the Sub-Adviser as assets of the Fund grow, although the Board noted that such economies are, to some degree, currently shared with Fund shareholders through the unified fee structure of the Fund. Accordingly, the Trustees did not make any conclusions regarding the Fund’s investment performance, the Adviser’s profitability, or the extent to which economies of scale would be realized by the Adviser as the assets of the Fund grow, but acknowledged they will have the opportunity to evaluate these matters during future considerations of the Old Agreements.

While formal Board action was not taken with respect to the conclusions discussed above, those conclusions formed, in part, the basis for the Board’s approval of the Old Agreements. Based on the Board’s deliberations and its evaluation of the information described above, the Board, including the Independent Trustees, unanimously: (a) concluded that the terms of the Old Agreements were fair and reasonable; (b) concluded that the Adviser and the Sub-Adviser’s fees are reasonable in light of the services that the Adviser and the Sub-Adviser will provide to the Fund; and (c) agreed to approve the Old Agreements for an initial term of two years.

Consideration of the Interim Agreements and the New Agreements

On January 15, 2015, Yorkville ETF Holdings, LLC (“Yorkville”), the Adviser’s parent company, underwent a change in control (the “Transaction”). Under the 1940 Act, the Transaction resulted in a change in control of the Adviser. Section 2(a)(4) of the 1940 Act provides that a change in control of an investment adviser causes an assignment of that adviser’s investment advisory contracts, and Section 15(a) of the 1940 Act provides that an investment advisory contract must automatically terminate upon its assignment. Accordingly, the Transaction resulted in the automatic termination of the Old Advisory Agreement. Further, the termination of the Old Advisory Agreement resulted in the automatic termination of Old Sub-Advisory Agreement in accordance with the terms of the Old Sub-Advisory Agreement.

In anticipation of the Transaction, at a special in-person meeting held on December 19, 2014 (the “December 19 Meeting”), the Board, including a majority of the Independent Trustees, considered and approved the Interim Agreements. As permitted by the 1940 Act, the Adviser and the Sub-Adviser continued providing services to the Fund upon completion of the Transaction pursuant to their respective Interim Agreements.

The Interim Advisory Agreement has the same advisory fee rate as the Old Advisory Agreement and is otherwise the same in all material respects as the Old Advisory Agreement, except that, as required by the 1940 Act, the Interim Advisory Agreement has a term of up to 150 days and requires that compensation payable to the Adviser be kept in an escrow account pending shareholder approval of the New Advisory Agreement. The New Advisory Agreement requires shareholder approval, without which the Adviser will not be able to continue serving as investment adviser once the Interim Advisory Agreement expires. If the New Advisory Agreement is not approved by Fund shareholders, the Adviser will be entitled to be paid the lesser of any costs incurred in performing under the Interim Advisory Agreement and the total amount in the escrow account. At a special in-person meeting held on January 22, 2015 (the “January 22 Meeting”), the Board, including a majority of the Independent Trustees, approved the New Advisory Agreement and recommended that it be submitted to Fund shareholders for approval. The New Advisory Agreement is the same in all material respects as the Old Advisory Agreement. The Adviser informed the Board that no changes are planned to the management or operations of the Adviser as a result of the Transaction and that the services provided by the Adviser to the Fund will not be affected by the Transaction.

The Interim Sub-Advisory Agreement has the same sub-advisory fee rate as the Old Sub-Advisory Agreement and is otherwise the same in all material respects to the Old Sub-Advisory Agreement, except that, as required by the 1940 Act, the Interim Sub-Advisory Agreement has a term of up to 150 days. The Sub-Adviser will not be able to continue serving as sub-adviser once the Interim Sub-Advisory Agreement expires unless shareholders of the Fund approve the New Sub-Advisory Agreement. At the January 22 Meeting, the Board, including a majority of the Independent Trustees, approved the New Sub-Advisory Agreement and recommended that it be submitted to Fund shareholders for approval. The New Sub-Advisory Agreement is the same in all material respects as the Old Sub-Advisory Agreement.

EMQQ
The Emerging Markets Internet & Ecommerce ETF
Approval of Advisory Agreements

February 28, 2015 (Unaudited) (Continued)

In approving the Interim Agreements, the Board relied on information it received from the Adviser and also took into account that it was familiar with the services provided by the Adviser, its respective personnel and prior performance, based on past dealings with the Adviser, its regular monitoring process and the quarterly reports it receives from the Adviser. With respect to the Interim Sub-Advisory Agreement, in addition to information provided to it by the Adviser, the Board took into consideration information that the Sub-Adviser had provided the Board at the November 11 Meeting in connection with the Board’s approval of the Old Sub-Advisory Agreement.

With respect to the New Agreements, prior to the January 22 Meeting, the Board, including the Independent Trustees, reviewed written materials from the Adviser and Sub-Adviser regarding: (i) the nature, extent and quality of the services to be provided by the Adviser and Sub-Adviser; (ii) the historical performance of the Fund; (iii) the Adviser and Sub-Adviser’s expected cost and profits realized from providing such services, including any fall-out benefits enjoyed by the Adviser, the Sub-Adviser or their affiliates; (iv) comparative fee and expense data for the Fund; (v) the extent to which the advisory and sub-advisory fees for the Fund reflect economies of scale shared with Fund shareholders; and (vi) other factors the Board deemed to be relevant.

Nature, Extent and Quality of Services

The Board considered the Adviser and Sub-Adviser’s specific responsibilities in all aspects of day-to-day management of the Fund, such as providing portfolio investment management services, and the qualifications, experiences and responsibilities of the portfolio managers. The Board noted that the services to be provided under the New Agreements were identical in all material respects to those services provided under the Old Agreements and the Interim Agreements. In particular, they noted that both the Adviser and Sub-Adviser have served as the Fund’s investment adviser and sub-adviser, respectively, since the Fund’s inception.

In considering the nature, extent and quality of the services to be provided by the Adviser and the Sub-Adviser, the Board considered the quality of the Adviser and Sub-Adviser’s compliance infrastructure and the determination of the Trust’s Chief Compliance Officer that the Sub-Adviser has appropriate compliance policies and procedures in place. The Board also considered the Adviser’s experience working with exchange traded funds, including the Fund and other series of the Trust. The Board noted that it had previously received a copy of the Adviser and Sub-Adviser’s Form ADV, as well as the response of the Adviser and Sub-Adviser to a detailed series of questions which included, among other things, information about the background and experience of each firm’s management and staff. The Board also considered the overall quality of the Adviser and Sub-Adviser’s personnel, operations, financial condition, and investment advisory capabilities.

The Board considered other services provided to the Fund by the Adviser, such as overseeing the activities of the Sub-Adviser and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to the Fund by the Adviser and Sub-Adviser.

Historical Performance

The Board then considered the past performance of the Fund, acknowledging its limited operating history. The Board noted that the index-based investment objective of the Fund made analysis of investment performance, in absolute terms, less of a priority than that which normally attaches to the performance of actively managed funds. Instead, the Board focused on the extent to which the Fund achieved its investment objective as a passively managed fund. In that regard, the Board reviewed information regarding factors impacting the performance of the Fund, including the construction of its underlying index and the addition or deletion of securities from the underlying index. The Board reviewed the information regarding the Fund’s index tracking and tracking error, noting that the Fund satisfactorily tracked its underlying index during its limited period of operations since inception.

EMQQ
The Emerging Markets Internet & Ecommerce ETF
Approval of Advisory Agreements

February 28, 2015 (Unaudited) (Concluded)

Costs of Services and Economies of Scale

The Board reviewed the advisory and sub-advisory fees to be paid to the Adviser and Penserra for their services to the Fund under the New Agreements. The Board compared the advisory fee to be paid by the Fund to those paid by comparable funds. The Board noted that the Fund’s advisory fee was consistent with the range of advisory fees paid by other peer funds.

The Board noted that the advisory fee payable under the New Advisory Agreement was identical to the advisory fee paid under the Old Advisory Agreement. The Board took into consideration that the advisory fee for the Fund was a “unified fee,” meaning that the Fund would pay no expenses other than certain excluded expenses. The Board noted that the Adviser would be responsible for compensating the Trust’s other service providers and paying the Fund’s other expenses out of its own fee and resources. The Board noted that, like the Old Sub-Advisory Agreement, the sub-advisory fee under the New Sub-Advisory Agreement had two components: 1) a basis point fee based on assets under management and 2) a minimum annual fee, both of which were identical to the sub-advisory fee paid under the Old Sub-Advisory Agreement. The Board further considered that the fee to be paid to the Sub-Adviser would be paid by the Adviser, not by the Fund, and noted that the fee reflected an arms-length negotiation between the Adviser and the Sub-Adviser. The Board determined that the fee reflected an appropriate allocation of the advisory fee paid to the Adviser given the work proposed to be performed by the Sub-Adviser. The Board concluded that the proposed sub-advisory fee was reasonable.

The Board considered the costs and expenses incurred by the Adviser and Sub-Adviser in providing advisory services, evaluated the compensation and benefits expected to be received by the Adviser and Sub-Adviser from their relationship with the Fund, and performed a profitability analysis with respect to the Fund. The Board concluded for the Fund that the advisory and sub-advisory fees appeared reasonable in light of the services rendered. In addition, the Board considered for the Fund whether economies of scale had been realized. The Board concluded that no significant economies of scale have been realized by the Fund and that the Board will have the opportunity to periodically reexamine whether such economies have been achieved.

No single factor was determinative of the Board’s decision to approve the New Agreements on behalf of the Fund; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the New Agreements, including the compensation payable under the agreements, was fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the New Agreements was in the best interests of each Fund and its shareholders.

EMQQ
The Emerging Markets Internet & Ecommerce ETF
Disclosure of Fund Expenses

(Unaudited)

All Exchange Traded Funds (“ETF”) have operating expenses. As a shareholder of an ETF, your investment is affected by these ongoing costs, which include (among others) costs for ETF management, administrative services, brokerage fees and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from an ETF’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of the ETF’s average net assets; this percentage is known as the ETF’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (November 12, 2014 to February 28, 2015).

The table below illustrates your Fund’s costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 11/12/14	Ending Account Value 2/28/15	Annualized Expense Ratios	Expenses Paid During Period
EMQQ The Emerging Markets Internet & Ecommerce ETF
Actual Fund Return	$1,000.00	$878.80	0.86%	$2.37(1)
Hypothetical 5% Return	$1,000.00	$1,020.87	0.86%	$4.38(2)

(1)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied 107/365 (to reflect the period since the commencement of operations).

(2)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied 184/365 (to reflect the one-half year period).

EMQQ
The Emerging Markets Internet & Ecommerce ETF
Supplemental Information

(Unaudited)

Net asset value, or “NAV”, is the price per share at which the Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of the Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the Shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. The Fund’s Market Price may be at, above or below its NAV. The NAV of the Fund will fluctuate with changes in the market value of the Fund’s holdings. The NAV of the Fund may also be impacted by the accrual of deferred taxes. The Market Price of the Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Fund on a given day, generally at the time NAV is calculated. A premium is the amount that the Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Fund is trading below the reported NAV, expressed as a percentage of the NAV.

Further information regarding premiums and discounts is available on the Fund’s website at www.emqqetf.com.

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2545 S. Kelly Avenue, Suite C
Edmond, OK 73013

Investment Adviser:
Exchange Traded Concepts, LLC
2545 S. Kelly Avenue, Suite C
Edmond, OK 73013

Investment Sub-Adviser:
Penserra Capital Management, LLC
140 Broadway, 26th Floor
New York, New York 10005

Distributor:
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

Administrator:
SEI Investments Global
Funds Services
One Freedom Valley Drive
Oaks, PA 19456

Legal Counsel:
Morgan, Lewis & Bockius LLP
2020 K Street NW
Washington, District of Columbia 20006

Independent Registered Public Accounting Firm:
Cohen Fund Audit Services, Ltd.
1350 Euclid Ave.
Suite 800
Cleveland, OH 44115

This information must be preceded or accompanied by a current prospectus for the Fund.

EMQ-SA-001-0100

Item 2.     Code of Ethics.

Not applicable for semi-annual report.

Item 3.     Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.     Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.     Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.     Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.     Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.     Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.  Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005.

Item 9.     Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.     Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.     Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.     Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b)  Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Traded Concepts Trust

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: May 7, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: May 7, 2015

By (Signature and Title)	/s/ James J. Baker Jr.
James J. Baker Jr., Treasurer

Date: May 7, 2015